Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of assumptions used to determine fair value of stock options granted

	January 25,	June 29,	May 3,	October 11,	April 30,	May 9,	October 31,	April 30,
	2015	2015	2016	2017	2018	2018	2018	2019
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Fair value of underlying ordinary shares	4.91	9.66	16.98	30.29	41.33	38.14	26.74	16.65
Exercise Price	0.27	0.27	0.27 - 10.71	0.27 - 27.02	25.42	30.27	27.93	31.96
Expected Volatility per annum (“p.a.”)	43.00%	38.00%	42.00%	38.60%	45.47%	39.3%	43.90%	30.15%
Risk-Free Rate (p.a.)	1.81%	2.33%	1.81%	2.35%	2.96%	2.94%	3.15%	2.97%
Exercise Multiple	2.5	2.5	2.5	2.5	2.5	5.58-38.33	2.5	NIL
Dividend Yield (p.a.)	NIL	NIL	NIL	NIL	NIL	NIL	NIL	NIL
Time to Maturity (Years)	10	10	10	10	10	5	10	10

Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

								Intrinsic
								value of
	Number of	Exercise Price			Remaining			options
	Options	RMB			Contractual			RMB
Outstanding, as of January 1, 2019	77,466,699	0.27	-	30.27	6.07	-	9.83	457,386,371
Granted	155,000			31.96			9.33	—
Exercised	14,007,474	0.27	-	10.71	5.07	-	7.78	—
Forfeited/Cancelled	3,452,998	0.27	-	31.96	5.49	-	9.33	—
Outstanding, as of December 31, 2019	60,161,227	0.27	-	31.96	5.07	-	9.33	74,834,115
Vested and expected to vest as of December 31, 2019	60,161,227	0.27	-	31.96	5.07	-	9.33	74,834,115
Exercisable as of December 31, 2019	9,959,062	0.27	-	25.42	5.07	-	9.93	30,925,254

Schedule of allocated share-based compensation expense

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Origination and servicing	55,403,160	103,124,758	88,671,136	12,736,812
General and administrative	18,227,289	66,264,371	60,445,030	8,682,385
Sales and marketing	379,126	2,447,356	1,827,414	262,492

Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of stock option activity

		Weighted-Average
	Number of	Grant-Date
	Restricted Shares	Fair Value RMB
Outstanding, as of January 1, 2019	—	—
Granted	3,689,400	8.21
Vested	49,998	17.60
Forfeited	—	—
Outstanding, as of December 31, 2019	3,639,402	8.21

Schedule of allocated share-based compensation expense

	Year ended December 31,
	2019	2019
	RMB	US$
Origination and servicing	446,808	64,180
General and administrative	5,717,025	821,199
Sales and marketing	8,682	1,247